Related party transactions - Financial Transactions With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Deposits	$ 12,745,909	$ 11,986,708
Asset management	36,329	32,468	$ 29,727
Custody and other administration services	13,815	13,319	13,626
Other non-interest income	3,612	3,831	5,971
Interest expense - deposits	227,001	170,504	45,176
Related Party
Related Party Transaction [Line Items]
Deposits	9,441	4,633
Asset management	11,003	9,461	7,379
Custody and other administration services	1,385	1,163	839
Interest expense - deposits	$ 0	$ 489	$ 0